Significant accounting policies (Details Textual) - INR (₨) ₨ in Thousands		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2019	Apr. 01, 2019
Change in accounting policy on adoption of IFRS 15	₨ 38,215	₨ (38,215)
Lease Prepayment		1,350,000
Indefeasible Right Of Use Prepaid Asset		₨ 490,000
Subsequent Event [Member]
Right of use Assets			₨ 810,000
Lease Liabilities			₨ 960,000